Other Receivables - Schedule of Other Receivables (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Other Receivables [Abstract]
Security deposit	$ 13,673	$ 4,650
GST / VAT receivable	32,416	32,916
Other receivables	1,159,996	10,328
Total	$ 1,206,085	$ 47,894